Borrowings and Debentures - Short-term Borrowings (Detail) ₫ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 VND (₫)	Dec. 31, 2018 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 20,603		₩ 80,000
3.19% short term borrowings from Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.19%	3.19%
Short-term borrowings			30,000
2.27% short term borrowings from Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.27%	2.27%
Short-term borrowings			30,000
1.60% short term borrowings from Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.52%	1.52%
Short-term borrowings	₩ 15,000		15,000
Borrowings, interest rate basis	6M Financial I (bank) + 1.60
Borrowings, adjustment to interest rate basis	1.60%	1.60%
1.75% short term borrowings from KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.53%	1.53%
Short-term borrowings	₩ 5,000		₩ 5,000
Borrowings, interest rate basis	3M CD + 1.75
Borrowings, adjustment to interest rate basis	1.75%	1.75%
7.50% short term borrowings from Woori Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	7.50%	7.50%
Short-term borrowings	₩ 603	₫ 12,068,234